Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2015
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlvt
Document Creation Date	dei_DocumentCreationDate	May 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015
TOPS Conservative ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Conservative ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). Each ETF included in the Portfolio invests primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITS”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization or currency. The Portfolio invests in REIT ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s capital preservation and moderate income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 70% of Portfolio assets to fixed income ETFs. To achieve the moderate capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 30% of Portfolio assets to a combination of equity ETFs and REIT ETFs. Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks (those with a lower than average price-to-earnings ratio) to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class, and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

There is no guarantee that the Portfolio will meet its investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio. Many of these risks come from the Portfolio’s investments in ETFs. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

• Portfolio Turnover Risk: The Portfolio may have a high portfolio turnover (100% or more) which could result in greater transaction costs, lower Portfolio performance and higher tax liability for shareholders.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with short-term to intermediate-term investment horizons who seek capital preservation as well as the opportunity for modest income and modest capital appreciation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2012	5.05%
Worst Quarter:	2nd Quarter 2013	(2.07)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.07%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Conservative ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	14.66%
TOPS Conservative ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	579
1 Year	rr_AverageAnnualReturnYear01	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Conservative ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Annual Return 2012	rr_AnnualReturn2012	10.16%
Annual Return 2013	rr_AnnualReturn2013	4.57%
Annual Return 2014	rr_AnnualReturn2014	2.12%
1 Year	rr_AverageAnnualReturnYear01	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Balanced ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Balanced ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). Each ETF included in the Portfolio invests primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITS”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization or currency. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). Under normal market conditions, the Portfolio invests at least 25% of its assets in equity ETFs and at least 25% of its assets in fixed income ETFs. However, to achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks (those with a lower than average price-to-earnings ratio) to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

There is no guarantee that the Fund will meet its investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio. Many of these risks come from the Portfolio’s investments in ETFs. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Portfolio Turnover Risk: The Portfolio may have a high portfolio turnover (100% or more) which could result in greater transaction costs, lower Portfolio performance and higher tax liability for shareholders.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with intermediate term to long-term investment horizons who seek to balance out a desire for investment returns with a desire for lower levels of risk than typically found in funds with more aggressive asset allocation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 1 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 1 shares of the Portfolio for each full calendar year since the Portfolio's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[5]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2012	7.42%
Worst Quarter:	2nd Quarter 2012	(2.33)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.33%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Balanced ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	14.66%
TOPS Balanced ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	542
Annual Return 2012	rr_AnnualReturn2012	12.48%
Annual Return 2013	rr_AnnualReturn2013	8.92%
Annual Return 2014	rr_AnnualReturn2014	4.76%
1 Year	rr_AverageAnnualReturnYear01	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Balanced ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
1 Year	rr_AverageAnnualReturnYear01	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Moderate Growth ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS ® Moderate Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). Each ETF included in the Portfolio invests primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITS”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization or currency. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 35% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 65% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile of for any other reason.

There is no guarantee that the Fund will meet its investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio. Many of these risks come from the Portfolio’s investments in ETFs. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Emerging Market Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept moderate return volatility in pursuit of higher returns than are typically found in funds with more conservative asset allocation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2012	9.07%
Worst Quarter:	3rd Quarter 2014	(2.89)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.89%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Moderate Growth ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	14.66%
TOPS Moderate Growth ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	555
1 Year	rr_AverageAnnualReturnYear01	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Moderate Growth ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2012	rr_AnnualReturn2012	14.89%
Annual Return 2013	rr_AnnualReturn2013	13.02%
Annual Return 2014	rr_AnnualReturn2014	3.48%
1 Year	rr_AverageAnnualReturnYear01	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Growth ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). Each ETF included in the Portfolio invests primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITS”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization or currency. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 15% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 85% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios, to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

There is no guarantee that the Fund will meet its investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio through its investments in ETFs. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept higher return volatility in pursuit of higher returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2012	10.65%
Worst Quarter:	2nd Quarter 2012	(4.06)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.06%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor's 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Growth ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	14.66%
TOPS Growth ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return 2012	rr_AnnualReturn2012	15.99%
Annual Return 2013	rr_AnnualReturn2013	18.89%
Annual Return 2014	rr_AnnualReturn2014	3.66%
1 Year	rr_AverageAnnualReturnYear01	3.66%
Since Inception	rr_AverageAnnualReturnSinceInception	8.91%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Growth ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	530
1 Year	rr_AverageAnnualReturnYear01	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Aggressive Growth ETF Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Aggressive Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). Each ETF included in the Portfolio invests primarily in securities representing one of the following asset classes:

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITS”)

• Natural Resource-Related Securities

The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization or currency. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). The adviser selects some equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios, to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio through its investments in ETFs. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITS and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept high return volatility in pursuit of higher returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2012	12.24%
Worst Quarter:	2nd Quarter 2012	(5.25)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.25%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor's 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Aggressive Growth ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	14.66%
TOPS Aggressive Growth ETF Portfolio | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
Annual Return 2012	rr_AnnualReturn2012	16.64%
Annual Return 2013	rr_AnnualReturn2013	22.63%
Annual Return 2014	rr_AnnualReturn2014	4.81%
1 Year	rr_AverageAnnualReturnYear01	4.81%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Aggressive Growth ETF Portfolio | Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	493
1 Year	rr_AverageAnnualReturnYear01	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Managed Risk Balanced ETF Portfolio | TOPS Managed Risk Balanced ETF Portfolio Class 1 And 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Managed Risk Balanced ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility. Each ETF included in the Portfolio invests primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITS”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization orcurrency. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). Under normal market conditions, the Portfolio invests at least 25% of its assets in equity ETFs and at least 25% of its assets in fixed income ETFs. However, to achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks, those with a lower than average price-to-earnings ratio, to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser sells individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The Portfolio’s adviser seeks to manage return volatility by employing a sub-adviser to execute a portfolio “managed risk” strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to reduce the downside risk of the majority of the Portfolio’s securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions. The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a target level set by the Adviser and to reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser regularly monitors and forecasts volatility in the markets utilizing a proprietary model, and adjusts the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. Following market declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to hedge the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no positions in any futures contracts.

The Portfolio and the adviser have requested, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers. However, there is no guarantee that such an order will be issued.

There is no guarantee that the Fund will meet its investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio through its investments in ETFs and futures. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

• Hedging Risk: Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results. The sub-adviser’s managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains.

• Market Risk: Overall securities market risks may affect the value of futures and individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with intermediate-term to long-term investment horizons who seek to balance out a desire for investment returns with a desire for lower levels of risk than typically found in funds with medium-to-aggressive asset allocation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio's inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2012	5.16%
Worst Quarter:	2nd Quarter 2012	(2.40)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.40%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor's 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Managed Risk Balanced ETF Portfolio | TOPS Managed Risk Balanced ETF Portfolio Class 3 And 4 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Managed Risk Balanced ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility. Each ETF included in the Portfolio invests primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITS”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization or currency. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). Under normal market conditions, the Portfolio invests at least 25% of its assets in equity ETFs and at least 25% of its assets in fixed income ETFs. However, to achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 50% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of value stocks. The adviser expects value stocks, those with a lower than average price-to-earnings ratio, to have returns that are less volatile than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The Portfolio’s adviser seeks to manage return volatility by employing a sub-adviser to execute a portfolio “managed risk” strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to reduce the downside risk of the majority of the Portfolio’s securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions. The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a target level set by the Adviser and to reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser regularly monitors and forecasts volatility in the markets utilizing a proprietary model, and adjusts the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. Following market declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to hedge the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no positions in any futures contracts.

The Portfolio and the adviser have requested, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers. However, there is no guarantee that such an order will be issued.

There is no guarantee the Portfolio will meet its investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

• Hedging Risk: Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results. The sub-adviser’s managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains.

• Market Risk: Overall securities market risks may affect the value of futures and individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with intermediate-term to long-term investment horizons who seek to balance out a desire for investment returns with a desire for lower levels of risk than typically found in funds with medium-to-aggressive asset allocation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 3 shares of the Portfolio for each full calendar year since the Portfolio's inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 3 shares of the Portfolio for each full calendar year since the Portfolio's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 3 Annual Total Return for Calendar Years Ended December 31	[10]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3rd Quarter 2013	3.34%
Worst Quarter:	2nd Quarter 2013	(2.33)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.33%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor's 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Managed Risk Balanced ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses) | TOPS Managed Risk Balanced ETF Portfolio Class 1 And 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	16.54%
TOPS Managed Risk Balanced ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses) | TOPS Managed Risk Balanced ETF Portfolio Class 3 And 4 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	17.90%
TOPS Managed Risk Balanced ETF Portfolio | Class 2 shares | TOPS Managed Risk Balanced ETF Portfolio Class 1 And 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2012	rr_AnnualReturn2012	8.39%
Annual Return 2013	rr_AnnualReturn2013	7.93%
Annual Return 2014	rr_AnnualReturn2014	3.06%
1 Year	rr_AverageAnnualReturnYear01	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2011
TOPS Managed Risk Balanced ETF Portfolio | Class 1 shares | TOPS Managed Risk Balanced ETF Portfolio Class 1 And 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
1 Year	rr_AverageAnnualReturnYear01	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2011
TOPS Managed Risk Balanced ETF Portfolio | Class 3 | TOPS Managed Risk Balanced ETF Portfolio Class 3 And 4 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2013	rr_AnnualReturn2013	7.65%
Annual Return 2014	rr_AnnualReturn2014	3.00%
1 Year	rr_AverageAnnualReturnYear01	3.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
TOPS Managed Risk Balanced ETF Portfolio | Class 4 | TOPS Managed Risk Balanced ETF Portfolio Class 3 And 4 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
1 Year	rr_AverageAnnualReturnYear01	2.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
TOPS Managed Risk Moderate Growth ETF Portfolio | TOPS Managed Risk Moderate Growth ETF Portfolio Class 1 And 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Managed Risk Moderate Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 19 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility. Each ETF included in the Portfolio invests primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITS”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. ThePortfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization or currency. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 35% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 65% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any reason.

The Portfolio’s adviser seeks to manage return volatility by employing a sub-adviser to execute a portfolio “managed risk” strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to reduce the downside risk of the majority of the Portfolio’s securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions. The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure in an attempt to stabilize the volatility of the Portfolio around a target level set by the Adviser and to reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser regularly monitors and forecasts volatility in the markets utilizing a proprietary model, and adjusts the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. Following market declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to hedge the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no positions in any futures contracts.

The Portfolio and the adviser have requested that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers. However, there is no guarantee that such an order will be issued.

There is no guarantee that the Fund will meet its investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio through its investments in ETFs and futures. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

• Hedging Risk: Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results. The sub-adviser’s managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains.

• Market Risk: Overall securities market risks may affect the value of futures and individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept lower-to-moderate return volatility in pursuit of higher returns than are typically found in funds with more conservative asset allocation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2012	6.00%
Worst Quarter:	2nd Quarter 2012	(3.55)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.55%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor's 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Managed Risk Moderate Growth ETF Portfolio | TOPS Managed Risk Moderate Growth ETF Portfolio Class 3 and 4 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Managed Risk Moderate Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility. Each ETF included in the Portfolio invests primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITS”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization or currency. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 35% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 65% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any other reason.

The Portfolio’s adviser seeks to manage return volatility by employing a sub-adviser to execute a portfolio’s “managed risk” strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to reduce the downside risk of the majority of the Portfolio’s securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions. The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a target level set by the Adviser and to reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser regularly monitors and forecasts volatility in the markets utilizing a proprietary model, and adjusts the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. Following market declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to hedge the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no positions in any futures contracts.

The Portfolio and the adviser have requested, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers. However, there is no guarantee that such an order will be issued.

There is no guarantee the Portfolio will meet its investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

• Hedging Risk: Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results. The sub-adviser’s managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains.

• Market Risk: Overall securities market risks may affect the value of futures and individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept lower-to-moderate return volatility in pursuit of higher returns than are typically found in funds with more conservative asset allocation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 3 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 3 shares of the Portfolio for each full calendar year since the Portfolio's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 3 Annual Total Return for Calendar Years Ended December 31	[10]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2013	4.87%
Worst Quarter:	3rd Quarter 2014	(2.85)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.85%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor's 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Managed Risk Moderate Growth ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses) | TOPS Managed Risk Moderate Growth ETF Portfolio Class 1 And 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	16.54%
TOPS Managed Risk Moderate Growth ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses) | TOPS Managed Risk Moderate Growth ETF Portfolio Class 3 and 4 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	17.90%
TOPS Managed Risk Moderate Growth ETF Portfolio | Class 1 shares | TOPS Managed Risk Moderate Growth ETF Portfolio Class 1 And 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
1 Year	rr_AverageAnnualReturnYear01	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2011
TOPS Managed Risk Moderate Growth ETF Portfolio | Class 2 shares | TOPS Managed Risk Moderate Growth ETF Portfolio Class 1 And 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2012	rr_AnnualReturn2012	8.66%
Annual Return 2013	rr_AnnualReturn2013	12.39%
Annual Return 2014	rr_AnnualReturn2014	2.81%
1 Year	rr_AverageAnnualReturnYear01	2.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 09, 2011
TOPS Managed Risk Moderate Growth ETF Portfolio | Class 3 shares | TOPS Managed Risk Moderate Growth ETF Portfolio Class 3 and 4 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2013	rr_AnnualReturn2013	16.43%
Annual Return 2014	rr_AnnualReturn2014	2.75%
1 Year	rr_AverageAnnualReturnYear01	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
TOPS Managed Risk Moderate Growth ETF Portfolio | Class 4 shares | TOPS Managed Risk Moderate Growth ETF Portfolio Class 3 and 4 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
1 Year	rr_AverageAnnualReturnYear01	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
TOPS Managed Risk Growth ETF Portfolio | TOPS Managed Risk Growth ETF Portfolio Class 1 And 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Managed Risk Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility. Each ETF included in the Portfolio invests primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITS”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization or currency. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 15% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 85% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios (P/E), to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile.

The Portfolio’s adviser seeks to manage return volatility by employing a sub-adviser to execute a portfolio “managed risk” strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to reduce the downside risk of the majority of the Portfolio’s securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions. The sub-adviser adjusts short futures positions to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a target level set by the Adviser and to reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser regularly monitors and forecasts volatility in the markets utilizing a proprietary model, and adjusts the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. Following market declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to hedge the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no positions in any futures contracts.

The Portfolio and the adviser have requested, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers. However, there is no guarantee that such an order will be issued.

There is no guarantee that the Portfolio will meet its investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio through its investments in ETFs and futures. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

• Hedging Risk: Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results. The sub-adviser’s managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains.

• Market Risk: Overall securities market risks may affect the value of futures and individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITS and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept moderate return volatility in pursuit of higher returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 2 Annual Total Return for Calendar Years Ended December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2012	6.26%
Worst Quarter:	2nd Quarter 2012	(4.30)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.30%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor's 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Managed Risk Growth ETF Portfolio | TOPS Managed Risk Growth ETF Portfolio Class 3 And 4 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: TOPS® Managed Risk Growth ETF Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses. In the table below, Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds (“ETFs”). The Portfolio also employs exchange-traded futures contracts to hedge market risk and reduce return volatility. Each ETF included in the Portfolio invests primarily in securities representing one of the following asset classes:

• Government Fixed Income Securities

• Corporate Fixed Income Securities

• Common and Preferred Stocks

• Real Estate-Related Securities (“REITS”)

• Natural Resource-Related Securities

The Portfolio restricts investment in fixed income ETFs to those with an average maturity of 20 years or less and invests primarily in ETFs with average portfolio credit quality of investment grade. No more than 15% of the portfolio will be allocated to fixed income ETFs with an average portfolio credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Portfolio defines investment grade credit quality as Baa3 or higher by Moody’s Investors Service or BBB- or higher by Standard and Poor’s Rating Group. The Portfolio invests in ETFs that may invest in securities without restriction as to underlying issuer country, capitalization or currency. The Portfolio invests in REIT ETFs and natural resource ETFs without restriction as to underlying issuer capitalization.

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objectives by allocating assets and selecting individual ETFs using the adviser’s TOPS® (The Optimized Portfolio System) methodology. The TOPS® methodology utilizes multiple asset classes to enhance performance and/or reduce risk (as measured by return volatility). To achieve the Portfolio’s income aspect of the Portfolio’s investment objectives, the adviser allocates approximately 15% of Portfolio assets to fixed income ETFs. To achieve the capital appreciation aspect of the Portfolio’s investment objectives, the adviser allocates approximately 85% of Portfolio assets to a combination of equity ETFs, REIT ETFs and natural resource ETFs. Furthermore, the adviser selects some equity ETFs that are composed of growth stocks. The adviser expects growth stocks, those with higher than average earnings growth and, typically, higher than average price-to-earnings ratios (P/E), to have returns that are higher than the equity market as a whole.

The adviser selects individual ETFs that it believes are reasonably representative of an asset class and have relatively low expenses and/or relatively high returns when compared to a peer group of ETFs. The adviser may sell individual ETFs to rebalance asset allocation or to purchase a substitute ETF with a higher expected return or lower risk profile or for any reason.

The Portfolio’s adviser seeks to manage return volatility by employing a sub-adviser to execute a portfolio’s “managed risk” strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments (exchange-traded futures contracts) to reduce the downside risk of the majority of the Portfolio’s securities. The sub-adviser may use: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio’s ETF positions. The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure, in an attempt to stabilize the volatility of the Portfolio around a target level set by the Adviser and to reduce the potential for portfolio losses during periods of significant and sustained market decline. The sub-adviser regularly monitors and forecasts volatility in the markets utilizing a proprietary model, and adjusts the Portfolio’s futures positions in response to specific changes in the market and in the Portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. Following market declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to hedge the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio’s asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no positions in any futures contracts.

The Portfolio and the adviser have requested, that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers. However, there is no guarantee that such an order will be issued.

There is no guarantee the Portfolio will meet its investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio employs a fund-of-funds structure that invests, under normal market conditions, at least 80% of its assets in exchange-traded funds ("ETFs").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

The following principal risks apply to the Portfolio. Many of these risks come from the Portfolio’s investments in ETFs and futures. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

• Credit Risk: Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• ETF Risk: The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the fund.

• Interest Rate Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Currency Risk: Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Fund of Funds Risk: The Portfolio’s principal investment strategy involves investing in ETFs. Investors may be able to invest directly in the ETFs and may not need to invest through the Portfolio. The cost of investing directly in the Portfolio may be higher than the cost of investing directly in the ETFs. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the ETFs they are intended to hedge. Futures create leverage, which can magnify the Portfolio’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio’s share price.

• Hedging Risk: Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and the Portfolio’s ETFs holding these bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Management Risk: The adviser’s dependence on the TOPS® methodology and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and futures in which the Portfolio invests may prove to be incorrect and may not produce the desired results. The sub-adviser’s managed risk strategy may not effectively protect the Portfolio from market declines and may limit the Portfolio’s participation in market gains.

• Market Risk: Overall securities market risks may affect the value of futures and individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Natural Resource Risk: Exposure to companies primarily engaged in the natural resource markets (which for this purpose includes agribusiness) may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. REIT ETF performance depends on the types and locations of the properties owned by the relevant REITs and on how well those REITs manage those properties.

• Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Who Should Invest in the Portfolio?

The adviser believes the Portfolio is appropriate for investors with long-term investment horizons who are willing to accept moderate return volatility in pursuit of higher returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 3 shares of the Portfolio for each full calendar year since the inception of the portfolio’s Class 3 shares. The performance table compares the performance of the share classes of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-572-5945.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Class 3 shares of the Portfolio for each full calendar year since the inception of the portfolio’s Class 3 shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-5945
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance (before and after taxes) may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class 3 Annual Total Return for Calendar Years Ended December 31	[10]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2013	6.40%
Worst Quarter:	3rd Quarter 2014	(3.30)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.30%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees and expenses
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Standard and Poor's 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes. An investor cannot invest directly in an index.

TOPS Managed Risk Growth ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses) | TOPS Managed Risk Growth ETF Portfolio Class 1 And 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	14.66%
TOPS Managed Risk Growth ETF Portfolio | Standard & Poor's 500 Index (reflects no deduction for fees and expenses) | TOPS Managed Risk Growth ETF Portfolio Class 3 And 4 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	17.90%
TOPS Managed Risk Growth ETF Portfolio | Class 1 shares | TOPS Managed Risk Growth ETF Portfolio Class 1 And 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	774
1 Year	rr_AverageAnnualReturnYear01	1.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Managed Risk Growth ETF Portfolio | Class 2 shares | TOPS Managed Risk Growth ETF Portfolio Class 1 And 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Annual Return 2012	rr_AnnualReturn2012	8.24%
Annual Return 2013	rr_AnnualReturn2013	15.96%
Annual Return 2014	rr_AnnualReturn2014	1.31%
1 Year	rr_AverageAnnualReturnYear01	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2011
TOPS Managed Risk Growth ETF Portfolio | Class 3 | TOPS Managed Risk Growth ETF Portfolio Class 3 And 4 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2013	rr_AnnualReturn2013	16.43%
Annual Return 2014	rr_AnnualReturn2014	1.18%
1 Year	rr_AverageAnnualReturnYear01	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
TOPS Managed Risk Growth ETF Portfolio | Class 4 | TOPS Managed Risk Growth ETF Portfolio Class 3 And 4 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
1 Year	rr_AverageAnnualReturnYear01	0.88%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012

[1]	The returns are for Class 2 Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[2]	Other expenses are contractually limited to 0.10%.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[4]	Inception date of the TOPS Conservative ETF Portfolio is April 26, 2011.
[5]	The returns are for Class 1 Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[6]	Inception date of the TOPS Balanced ETF Portfolio is April 26, 2011.
[7]	Inception date of the TOPS Moderate Growth ETF Portfolio is April 26, 2011.
[8]	Inception date of the TOPS Growth ETF Portfolio is April 26, 2011.
[9]	Inception date of the TOPS Aggressive Growth ETF Portfolio is April 26, 2011.
[10]	The returns are for Class 3 Shares, which would have substantially similar annual returns as the Class 4 shares because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[11]	Inception date of the TOPS Managed Risk Balanced ETF Portfolio is June 9, 2011.
[12]	Inception date of the Class 3 and Class 4 shares of TOPS Managed Risk Balanced ETF Portfolio is May 1, 2012.
[13]	Inception date of the TOPS Managed Risk Moderate Growth ETF Portfolio is June 9, 2011.
[14]	Inception date of the Class 3 and Class 4 shares of TOPS Managed Risk Moderate Growth ETF Portfolio is May 1, 2012.
[15]	Inception date of the TOPS Managed Risk Growth ETF Portfolio is April 26, 2011.
[16]	Inception date of the Class 3 and 4 shares of TOPS Managed Risk Growth ETF Portfolio is May 1, 2012.